STOCK COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2018
STOCK COMPENSATION PLANS [Abstract]
Weighted-average fair value of options granted and the weighted-average assumptions used in the Black Scholes Merton option pricing model for such grants	The weighted-average fair value of stock options granted during the past three years and the weighted-average assumptions used in the Black-Scholes-Merton option-pricing model for such grants were as follows:

Year Ended December 31,	2018	2017	2016
Fair value of stock options at grant date	$4.97	$3.98	$4.17
Dividend yield[1]	3.5%	3.6%	3.2%
Expected volatility[2]	15.5%	15.5%	16.0%
Risk-free interest rate[3]	2.8%	2.2%	1.5%
Expected term of the stock options[4]	6 years	6 years	6 years

[1]	The dividend yield is the calculated yield on the Company's stock at the time of the grant.

[2]	Expected volatility is based on implied volatilities from traded options on the Company's stock, historical volatility of the Company's stock and other factors.

[3]	The risk-free interest rate for the period matching the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.
[4]
The expected term of the stock options represents the period of time that options granted are expected to be outstanding and is derived by analyzing historical exercise behavior.

Stock option activity for all plans
Stock option activity for all plans for the year ended December 31, 2018 was as follows:

	Shares (In millions)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value (In millions)
Outstanding on January 1, 2018	173	$35.02
Granted	8	44.49
Exercised	(47)	31.51
Forfeited/expired	(1)	41.22
Outstanding on December 31, 2018[1]	133	$36.74	4.59 years	$1,407
Expected to vest	132	$36.69	4.56 years	$1,402
Exercisable on December 31, 2018	114	$35.74	4.02 years	$1,327
[1]
Includes 0.1 million stock option replacement awards in connection with our acquisition of Old CCE in 2010. These options had a weighted-average exercise price of $17.35 and generally vest over 3 years and expire 10 years from the original date of grant.

Summary of information about performance share units based on the Target Award amounts in the performance share unit agreements
The following table summarizes information about performance share units and growth share units based on the target award amounts:

	Performance Share Units and Growth Share Units (In thousands)	Weighted-Average Grant Date Fair Value
Outstanding on January 1, 2018	8,212	$37.14
Granted	2,183	41.02
Conversions to restricted stock units[1]	(2,111)	36.24
Canceled/forfeited	(586)	37.58
Outstanding on December 31, 2018[2]	7,698	$38.45

[1]
Represents the target amount of performance share units converted to restricted stock units for the 2015-2017 performance period. The vesting of restricted stock units is subject to the terms of the performance share unit agreements.

[2]
The outstanding performance share units and growth share units as of December 31, 2018 at the threshold award and maximum award levels were 2.4 million and 15.3 million, respectively.

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The following table summarizes information about nonvested performance-based restricted stock units based on the performance share units' certified award level:

	Restricted Stock Units (In thousands)	Weighted- Average Grant Date Fair Value
Nonvested on January 1, 2018	6,748	$32.35
Conversions from performance share units	2,692	36.24
Vested and released	(6,747)	32.34
Canceled/forfeited	(102)	36.18
Nonvested on December 31, 2018	2,591	$36.24

Nonvested Restricted Stock Shares Activity [Table Text Block]
The following table summarizes information about nonvested time-based restricted stock and restricted stock units:

	Restricted Stock and Restricted Stock Units (In thousands)	Weighted-Average Grant Date Fair Value
Nonvested on January 1, 2018	3,535	$40.99
Granted	1,457	40.12
Vested and released	(1,015)	41.80
Forfeited/expired	(555)	41.32
Nonvested on December 31, 2018	3,422	$40.31